Note 9 - Share Capital - Calculation of Loss Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement Line Items [Line Items]
Common shares issued and outstanding, beginning of year (in shares)	55,647,479	53,547,709	46,799,828
Effect of warrants and options exercised (in shares)	0	223,269	1,055,772
Weighted average common shares issued and outstanding, end of year (in shares)	64,736,493	54,286,671	49,661,776
Common shares issued and outstanding, end of year (in shares)	69,637,469	55,647,479	53,547,709
Shares Issued in Short-form Prospectus Offering in December 2018 [Member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through issued financing (in shares)	0	0	1,623,950
Shares issued in connection with August 2022 public offering [Member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through issued financing (in shares)	8,474,886	0	0
Shares issued in connection with ATM Offering [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through issued financing (in shares)	614,128	515,693	182,226